Equity-accounted investees (Tables)	12 Months Ended
Dec. 31, 2021
Equity-accounted Investees
Schedule of Equity-accounted investees

€’000
Interest in joint venture
January 1, 2021	—
Investment during the year	629
Loss for the year attributable to the Group	(629)
December 31, 2021	—